Schedule of Segment Information (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 73,201		$ 273,688		$ 73,201
Cost of revenues	$ (61,988)			(147,574)
Other Income		15,875		197	9,117	15,875
Administrative expenses		(411,756)		(527,132)	(157,927)	(411,756)
Marketing and distribution expenses	(10,809)			(12,529)
Finance cost	(6,977)			(7,108)
Other expenses		(8,003)		(4,668)		(8,003)
Net (loss) before taxation		$ (330,683)		(425,126)	(148,810)	(330,683)
Total assets	1,266,589		147,856	1,266,589	147,856	1,447,738	2,234
Total liabilities	768,357		31,913	768,357	31,913	1,464,002	12,969
Total assets	(1,266,589)		(147,856)	(1,266,589)	(147,856)	(1,447,738)	$ (2,234)
BVI [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues
Cost of revenues
Other Income						250
Administrative expenses				(3,280)	(6,430)	(24,080)
Marketing and distribution expenses
Finance cost
Other expenses						(17)
Net (loss) before taxation				(3,280)	(6,430)	(23,847)
Total assets	300			300
Total liabilities	23,059		6,529	23,059	6,529	20,079
Total assets	(300)			(300)
MALAYSIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues				273,688		73,201
Cost of revenues				(147,574)
Other Income				197	9,117	15,625
Administrative expenses				(523,852)	(151,497)	(387,676)
Marketing and distribution expenses				(12,529)
Finance cost				(7,108)
Other expenses				(4,668)		(7,986)
Net (loss) before taxation				(421,846)	(142,380)	(306,836)
Total assets	1,266,889		147,856	1,266,889	147,856	1,447,738
Total liabilities	745,298		25,384	745,298	25,384	1,443,923
Total assets	$ (1,266,889)		$ (147,856)	$ (1,266,889)	$ (147,856)	$ (1,447,738)